For Internal Use Only
Sec File No. 9- 2015 DEC 22 PM 1:26

RECEIVED
SEC / TM

SEC Mail Processing Section
DEC 22 2015
Washington DC 404

091-19838

Submit 1 Original and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	August 31, 2010
Estimated average burden hours per response......3.60	

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

15001244

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open End Management Investment Company
3. Class of New Derivative Securities Product:
Exchange Traded Fund
4. Name of Underlying Instrument:
FTSE Developed Europe Diversified Factor Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
JPEU
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: Borsa Italiana, Deutsche Borse, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Frankfurt Stock Exchange, Irish Stock Exchange, London Stock Exchange, Mercado Continuo Espanol, OMX, OMX Nordic Exchange, Copenhagen, OMX Nordic Exchange, Helsinki, Oslo Stock Exchange, SWS Swiss, Vienna
8. Position Limits of New Derivative Securities Product (if applicable):
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
William Slattery

Title:
Vice President

Telephone Number:
1-301-978-8088

Manual Signature of Official Responsible for Form:
William Slattery

Date: **December 21, 2015**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 22 2015